Investment Objectives and Goals	Sep. 02, 2026
GraniteShares 2x Long OpenAI Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of OpenAI Group PBC ([Exchange]: [Ticker]).
GraniteShares 2x Short OpenAI Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of -2 times (-200%) the daily percentage change of OpenAI Group PBC ([Exchange]: [Ticker]) (the “Underlying Stock”).